Condensed Consolidated Statements Of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operation and formation costs	$ 393,674	$ 420,341	$ 1,534,742	$ 957,899	$ 1,666,056	$ 2,050,410
Loss from operations	(393,674)	(420,341)	(1,534,742)	(957,899)	(1,666,056)	(2,050,410)
Other income:
Interest income – bank	39	14,241	886	17,783	52,304	1,848
Interest earned on marketable securities held in Trust Account	80,957	1,526,546	176,594	4,811,088	5,754,715	4,121,971
Penalties and interest on taxes					(142,041)	0
Unrealized loss on marketable securities held in Trust Account					0	(362,500)
Total other income	80,996	1,540,787	177,480	4,828,871	5,664,978	3,761,319
(Loss) income before provision for income taxes	(312,678)	1,120,446	(1,357,262)	3,870,972	3,998,922	1,710,909
Provision for income taxes	(26,173)	(317,643)	(30,313)	(997,641)	(1,177,463)	(823,991)
Net (loss) income	(338,851)	802,803	(1,387,575)	2,873,331	2,821,459	$ 886,918
Redeemable common stock [Member]
Other income:
Net (loss) income					$ 1,693,350
Weighted average shares outstanding, basic					11,257,894	28,438,356
Weighted average shares outstanding, diluted					11,257,894	28,438,356
Basic and diluted net (loss) income per share, basic					$ 0.15
Basic and diluted net (loss) income per share, diluted					$ 0.15
Non redeemable common stock [Member]
Other income:
Net (loss) income					$ 1,128,109
Weighted average shares outstanding, basic					7,500,000
Weighted average shares outstanding, diluted					7,500,000
Basic and diluted net (loss) income per share, basic					$ 0.15
Basic and diluted net (loss) income per share, diluted					0.15
Series A common stock [Member]
Other income:
Net (loss) income						$ 701,826
Weighted average shares outstanding, basic						28,438,356
Weighted average shares outstanding, diluted						28,438,356
Basic and diluted net (loss) income per share, basic					0.15	$ 0.02
Basic and diluted net (loss) income per share, diluted					0.15	$ 0.02
Series A common stock [Member] | Redeemable common stock [Member]
Other income:
Net (loss) income	$ (27,689)	$ 729,242	$ (113,384)	$ 2,393,287
Weighted average shares outstanding, basic	667,391	14,706,653	667,391	22,311,080
Weighted average shares outstanding, diluted	667,391	14,706,653	667,391	22,311,080
Basic and diluted net (loss) income per share, basic	$ (0.04)	$ 0.05	$ (0.17)	$ 0.11
Basic and diluted net (loss) income per share, diluted	$ (0.04)	$ 0.05	$ (0.17)	$ 0.11
Series B common stock [Member]
Other income:
Net (loss) income						$ 185,092
Weighted average shares outstanding, basic						7,500,000
Weighted average shares outstanding, diluted						7,500,000
Basic and diluted net (loss) income per share, basic					0.15	$ 0.02
Basic and diluted net (loss) income per share, diluted					$ 0.15	$ 0.02
Series A and Series B common stock [Member] | Non redeemable common stock [Member]
Other income:
Weighted average shares outstanding, basic	7,500,000	1,483,517	7,500,000	4,475,139	7,500,000	7,500,000
Weighted average shares outstanding, diluted	7,500,000	1,483,517	7,500,000	4,475,139	7,500,000	7,500,000
Basic and diluted net (loss) income per share, basic	$ (0.04)	$ 0.05	$ (0.17)	$ 0.11
Basic and diluted net (loss) income per share, diluted	$ (0.04)	$ 0.05	$ (0.17)	$ 0.11